SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2013 and 2012 are as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$54,228	$485	$(168)	$54,545
Government-sponsored enterprises	26,551	134	(393)	26,292
Mortgage-backed securities:(1)
Agency - residential	77,037	889	(1,809)	76,117
Non-agency - residential	530	26	(2)	554
Corporate debt securities	3,708	90	—	3,798
Collateralized debt obligations	1,210	—	(19)	1,191
Obligations of state and political subdivisions	4,063	141	(81)	4,123
Tax-exempt securities	3,841	—	(266)	3,575
Foreign government securities	25	—	—	25
Total available for sale securities	$171,193	$1,765	$(2,738)	$170,220

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2012
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$55,027	$1,255	$(23)	$56,259
Government-sponsored enterprises	23,388	579	—	23,967
Mortgage-backed securities:(2)
Agency - residential	69,399	2,211	(66)	71,544
Non-agency - residential	4,784	52	(124)	4,712
Non-agency - HELOC	2,555	—	(78)	2,477
Corporate debt securities	7,555	188	(49)	7,694
Collateralized debt obligations	5,993	—	(1,597)	4,396
Obligations of state and political subdivisions	5,152	262	—	5,414
Foreign government securities	50	—	—	50
Total available for sale securities	$173,903	$4,547	$(1,937)	$176,513

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2013 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$5,783	$5,875
After 1 but within 5 years	27,381	27,498
After 5 but within 10 years	18,259	18,095
After 10 years	42,203	42,081
	93,626	93,549
Mortgage-backed securities	77,567	76,671
Total debt securities	$171,193	$170,220

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Gross gains on sales	$626	$798	$589
Gross losses on sales	(1,781)	(525)	(103)
Net (loss) gain on sale of securities	$(1,155)	$273	$486

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2013:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,921	$142	$883	$26	$22,804	$168
Government-sponsored enterprises	12,376	393	—	—	12,376	393
Mortgage-backed securities:
Agency - residential	38,119	1,772	2,686	37	40,805	1,809
Non-agency - residential	169	2	—	—	169	2
Collateralized debt obligations	—	—	1,191	19	1,191	19
Obligations of state and political subdivisions	1,187	81	—	—	1,187	81
Tax-exempt securities	3,575	266	—	—	3,575	266
Total	$77,347	$2,656	$4,760	$82	$82,107	$2,738

	Less Than 12 Months		12 Months Or More		Total
December 31, 2012:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$—	$—	$1,367	$23	$1,367	$23
Mortgage-backed securities:
Agency - residential	6,923	37	1,404	29	8,327	66
Non-agency - residential	1,926	8	1,417	116	3,343	124
Non-agency - HELOC	—	—	2,477	78	2,477	78
Corporate debt securities	—	—	946	49	946	49
Collateralized debt obligations	—	—	4,396	1,597	4,396	1,597
Total	$8,849	$45	$12,007	$1,892	$20,856	$1,937

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$259	$1,207	$1,093
Amounts related to credit losses for which OTTI losses were not previously recognized	8	—	148
Additional credit losses for which OTTI losses were previously recognized	—	123	—
Reduction for permanent loss in value of securities during the period	—	(1,071)	—
Reduction for securities sold during the period (realized)	(267)	—	(34)
Balance at end of year	$—	$259	$1,207